As filed with the U.S. Securities and Exchange Commission on July 23, 2010

Securities Act File No. 2-91556

Investment Company Act File No. 811-4052

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 103

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 110

(Check appropriate box or boxes.)

Legg Mason Partners Money Market Trust*

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Money Market Trust

100 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on August 22, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*	This filing relates solely to Class W shares of Western Asset Money Market Fund and Western Asset Government Money Market Fund.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-91556) and Amendment No. 54 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-4052) pursuant to Rule 485(a) on November 16, 2007 (Accession Number 0001193125-07-249370) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until August 22, 2010.

Part C

Other Information

Item 28.	Exhibits

(a)	(1) The Registrant’s Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 44”).

(2) Amended and Restated Designation of Series of Shares of Beneficial Interests of the Registrant, effective as of May 31, 2010, and Amended and Restated Designation of Classes, effective as of May 31, 2010, are incorporated herein by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 27, 2010 (“Post-Effective Amendment No. 98”).

(b)	The Registrant’s By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 44.

(c)	Not Applicable.

(d)	(1) Management Agreement between the Registrant, on behalf of Western Asset/Citi California Tax Free Reserves (formerly Citi California Tax Free Reserves), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 25, 2007 (“Post-Effective Amendment No. 45”).

(2) Management Agreement between the Registrant, on behalf of Western Asset/Citi Liquid Reserves (formerly Citi Cash Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(3) Management Agreement between the Registrant, on behalf of Western Asset/Citi Connecticut Tax Free Reserves (formerly Citi Connecticut Tax Free Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(4) Management Agreement between the Registrant, on behalf of Western Asset/Citi New York Tax Free Cash Reserves (formerly Citi New York Tax Free Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(5) Management Agreement between the Registrant, on behalf of Western Asset/Citi Tax Free Reserves (formerly Citi Tax Free Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(6) Management Agreement between the Registrant, on behalf of Western Asset/Citi U.S. Treasury Reserves (formerly Citi U.S. Treasury Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(7) Management Agreement between the Registrant, on behalf of Western Asset Money Market Fund (formerly Cash Portfolio), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(8) Management Agreement between the Registrant, on behalf of Western Asset Government Money Market Fund (formerly Government Portfolio), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(9) Management Agreement between the Registrant, on behalf of Western Asset California Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(10) Management Agreement between the Registrant, on behalf of Western Asset Massachusetts Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(11) Management Agreement between the Registrant, on behalf of Western Asset Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(12) Management Agreement between the Registrant, on behalf of Western Asset New York Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(13) Management Agreement between the Registrant, on behalf of Western Asset AMT Tax Free Money Market Fund and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 65.

(14) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Western Asset/Citi California Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(15) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi Liquid Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(16) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi Connecticut Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(17) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi New York Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(18) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(19) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset/Citi U.S. Treasury Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(20) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Money Market Fund (formerly Cash Portfolio), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(21) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Government Money Market Fund (formerly Government Portfolio), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(22) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset California Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(23) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Massachusetts Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(24) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(25) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset New York Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(26) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset AMT Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 65.

(e)	(1) Distribution Agreement dated December 1, 2008, between the Registrant, on behalf of Western Asset/Citi California Tax Free Reserves, Western Asset/Citi Liquid Reserves, Western Asset/Citi Connecticut Tax Free Reserves, Western Asset/Citi New York Tax Free Reserves, Western Asset/Citi Tax Free Reserves, Western Asset/Citi U.S. Treasury Reserves, Western Asset AMT Tax Free Money Market Fund, Western Asset California Municipal Money Market Fund, Western Asset Government Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset Money Market Fund, Western Asset Municipal Money Market Fund and Western Asset New York Municipal Money Market Fund, and Legg Mason Investor Services, LLC (“LMIS”), as distributor is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 30, 2009 (“Post-Effective Amendment No. 75”).

(f)	(1) Amended and Restated General Retirement Plan relating to certain funds is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005.

(2) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Legg Mason Partners Income Trust’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 78”).

(3) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006.

(4) Amended and Restated Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(g)	(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(3) Letter Agreement amending the Custodian Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 65.

(h)	(1) Transfer Agency Agreement, dated April 4, 2009, between the Registrant and Boston Financial Data Services, Inc., as transfer agent, is incorporated herein by reference to Post-Effective Amendment No. 75.

(2) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 38”).

(3) Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and PNC Global Investment Servicing (U.S.) Inc., as co-transfer agent is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2009.

(i)	(1) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 15, 2001.

(2) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 44.

(3) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 63.

(4) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 65.

(5) Opinion and Consent of Venable, LLP regarding the legality of Class N shares being registered for Western Asset Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 98.

(6) Opinion and Consent of Venable, LLP regarding the legality of Class A, Class B and Class C shares being registered for Western Asset Liquid Reserves to be filed by amendment.

(7) Opinion and Consent of Venable, LLP regarding the legality of Class A, Class B and Class C shares being registered for Western Asset Tax Free Reserves to be filed by amendment.

(8) Opinion and Consent of Venable, LLP regarding the legality of Class A shares being registered for Western Asset California Tax Free Money Market Fund to be filed by amendment.

(9) Opinion and Consent of Venable, LLP regarding the legality of Class A shares being registered for Western Asset New York Tax Free Money Market Fund to be filed by amendment.

(10) Opinion and Consent of Venable, LLP regarding the legality of Class N shares being registered for Western Asset California Municipal Money Market Fund to be filed by amendment.

(11) Opinion and Consent of Venable, LLP regarding the legality of Class N shares being registered for Western Asset Massachusetts Municipal Money Market Fund to be filed by amendment.

(12) Opinion and Consent of Venable, LLP regarding the legality of Class N shares being registered for Western Asset Municipal Money Market Fund to be filed by amendment.

(13) Opinion and Consent of Venable, LLP regarding the legality of Class N shares being registered for Western Asset New York Money Market Fund to be filed by amendment.

(14) Opinion and Consent of Venable, LLP regarding the legality of Service Shares of Western Asset Liquid Reserves, Western Asset U.S. Treasury Reserves, Western Asset Government Money Market Fund, Western Asset Tax Free Reserves, Western Asset California Tax Free Money Market Fund, Western Asset Connecticut Municipal Money Market Fund, Western Asset New York Tax Free Money Market Fund and Western Asset Massachusetts Municipal Money Market Fund to be filed by amendment.

(j)	(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated February 9, 2010 and February 11, 2010 is incorporated herein by reference to Post-Effective Amendment No. 98.

(3) Power of Attorney dated February 9, 2010 is incorporated herein by reference to Post-Effective Amendment No. 98.

(4) Power of Attorney with respect to Master Portfolio Trust dated February 9, 2010 and February 11, 2010 is incorporated herein by reference to Post-Effective Amendment No. 98.

(5) Power of Attorney with respect to Master Portfolio Trust dated February 9, 2010 is incorporated herein by reference to Post-Effective Amendment No. 98.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Form of Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Western Asset/Citi California Tax Free Reserves, Western Asset/Citi Liquid Reserves, Western Asset/Citi Connecticut Tax Free Reserves, Western Asset/Citi New York Tax Free Reserves, Western Asset/Citi Tax Free Reserves, Western Asset/Citi U.S. Treasury Reserves, Western Asset Money Market Fund, Western Asset Government Money Market Fund, Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset New York Municipal Money Market Fund and Western Asset Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 98.

(n)	Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(o)	Not Applicable.

(p)	(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 38.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38.

(3) Code of Ethics of WAM and certain supervised affiliates dated January 2010 is incorporated herein by reference to Post Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 26, 2010.

Item 29.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — Western Asset Management Company

Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors
James W. Hirschmann III
Jeffrey A. Nattans

Officers
Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
D. Daniel Fleet	President
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer
Gavin L. James	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held
D. Daniel Fleet	Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore
Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH
Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Officer/Director	Other Offices Held
James W. Hirschmann III	Director, WAM
Director, WAML

Following is a list of addresses for Item 31 with respect to WAM:

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte. Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eighth Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eighth Avenue

New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

100 First Stamford Place

Stamford, CT 06902

and

620 Eighth Avenue

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 Eighth Ave.

New York, NY 10018

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

and

620 Eighth Avenue

New York, NY 10018

Western Asset Management Company Limited (“WAML”)

10 Exchange Square

Primrose Street

London EC2A2EN England

Western Asset Management Company Ltd (“Western Japan”)

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chome Chiyoda-Ku

Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 48

120 Collins Street

GPO Box 507

Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A2EN England

Western Asset Management Company Pte. Ltd. (“Western Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32.	Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Kimberly Mustin – Co-Managing Director

Matthew Schiffman – Co-Managing Director

George Betzios – Vice President

W. Talbot Daley – Vice President

David J. Eikenberg – Vice President

Mark E. Freemyer – Vice President

Thomas J. Hirschmann – Vice President

Joseph LaRocque – Vice President

Michael P. McAllister – Vice President

Theresa P. McGuire – Vice President

Jeremy O’Shea – Vice President

Joel R. Sauber – Vice President

Robert Shepler – Vice President

Jason Bennett – Chief Financial Officer, Treasurer and Financial Reporting Officer

Joseph M. Furey – General Counsel and Secretary

Erin L. Clark – Assistant Secretary

Vicki Schmelzer – Assistant Secretary

Ronald A. Holinsky – Deputy General Counsel

Stephen A. Scarpino – Anti-Money Laundering Compliance Officer

All Addresses are 100 International Drive, Baltimore, MD 21202.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Money Market Trust
55 Water Street
New York, NY 10041

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Subadviser:

(3)	c/o Western Asset Management Company
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9699
Providence, RI 02940-9699

(6)	Boston Financial Data Services, Inc.
2000 Crown Colony Dr.
Quincy, MA 02169

With respect to the Registrant’s Distributor:

(7)	Legg Mason Investor Services, LLC
100 International Drive
Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS MONEY MARKET TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 23rd day of July, 2010.

LEGG MASON PARTNERS MONEY MARKET TRUST, on behalf of its series:

Western Asset Money Market Fund and

Western Asset Government Money Market Fund

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on July 23, 2010.

Signature	Title

/S/ R. JAY GERKEN	President, Principal Executive Officer and Trustee
R. Jay Gerken

/S/ KAPREL OZSOLAK	Chief Financial Officer
Kaprel Ozsolak

/S/ ELLIOTT J. BERV*	Trustee
Elliott J. Berv

/S/ A. BENTON COCANOUGHER*	Trustee
A. Benton Cocanougher

/S/ JANE F. DASHER*	Trustee
Jane F. Dasher

/S/ MARK T. FINN*	Trustee
Mark T. Finn

/S/ RAINER GREEVEN*	Trustee
Rainer Greeven

/S/ STEPHEN R. GROSS*	Trustee
Stephen R. Gross

/S/ RICHARD E. HANSON, JR.*	Trustee
Richard E. Hanson, Jr.

	/S/ DIANA R. HARRINGTON*	Trustee
Diana R. Harrington

	/S/ SUSAN M. HEILBRON*	Trustee
Susan M. Heilbron

	/S/ SUSAN B. KERLEY*	Trustee
Susan B. Kerley

	/S/ ALAN G. MERTEN*	Trustee
Alan G. Merten

	/S/ R. RICHARDSON PETTIT*	Trustee
R. Richardson Pettit

*By:	/S/ R. JAY GERKEN
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.